Stockholders' equity - Summary of the changes in the warrant liability (Detail)	6 Months Ended
Jun. 30, 2025 USD ($)
Stockholders' Equity Note [Abstract]
Balance as of December 31, 2024	$ 10,437,034
Change in fair value of warrants	(508,232)
Write-off of warrant liability due to exercise of warrants	(129,729)
Balance as of June 30, 2025	$ 9,799,073